Stockholders' Equity - Schedule of Fair Value of Options (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Dividend yield	0.00%	0.00%
Risk-free interest rate, minimum	1.91%	1.13%
Risk-free interest rate, maximum	2.45%	1.57%
Expected volatility, minimum	115.90%	111.50%
Expected volatility, maximum	139.00%	132.40%
Minimum [Member]
Expected life (in years)	5 years	5 years
Maximum [Member]
Expected life (in years)	10 years	10 years